Segment Information (Details 2)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Domestic CNY	Dec. 31, 2011 Domestic CNY	Dec. 31, 2010 Domestic CNY	Dec. 31, 2012 North America CNY	Dec. 31, 2011 North America CNY	Dec. 31, 2010 North America CNY	Dec. 31, 2012 Other international regions CNY	Dec. 31, 2011 Other international regions CNY	Dec. 31, 2010 Other international regions CNY
Revenues by geographic areas
Total revenues	$ 444,709,724	2,770,586,055	2,983,436,657	2,383,640,539	1,925,177,127	2,123,070,915	1,750,315,088	445,908,814	372,860,848	266,168,245	399,500,114	487,504,894	367,157,206